Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill

Changes in goodwill for the years ended December 31, 2013 and 2012 are as follows (in millions):

Goodwill at January 1, 2012	$25.4
Goodwill acquired	797.1
Goodwill at December 31, 2012	822.5
Goodwill acquired	372.0
Translation differences	1.4
Goodwill at December 31, 2013	$1,195.9

Schedule of Other Intangible Assets

Other intangible assets consisted of the following at December 31 (in thousands):

	2013		2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$447,842	$54,029	$385,735	$9,058
Patents	14,065	6,523	13,533	4,952
Trademarks and trade names	59,019	3,817	16,877	592
Customer relationships	100,679	10,793	77,779	1,172
Non-compete agreement	10,354	1,249	350	194
Capitalized software development costs	16,612	13,828	15,831	12,996
IPR&D	63,998	-	29,231	-
	712,569	$90,239	539,336	$28,964
Accumulated amortization	90,239		28,964
Net book value of amortizable intangible assets	$622,330		$510,372

Schedule of Amortization Expense for Intangible Assets

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2013 is as follows (in thousands):

Year ending December 31,
2014	$80,685
2015	80,379
2016	80,287
2017	78,929
2018	72,753
Thereafter	229,297